Equity Method Investments, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Ningbo Meishan Jiuchuan Investment Limited Partnership [Member]
Equity Method Investment, Net [Line Items]
Impairment loss (in Yuan Renminbi)	¥ 44,435	¥ 4,029	¥ 15,279
Chunyu [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	89.95%	89.95%
Suzhou Tinghaozhu [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage		30.00%
Shanghai Youxi [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	25.50%
Concierge Inc. [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	20.00%
Investee [Member] | Chunyu [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage		89.95%
Investees One [Member] | Suzhou Tinghaozhu [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	30.00%
Investees Two [Member] | Duoduo Robot [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage	32.00%
Investees Two [Member] | Shanghai Youxi [Member]
Equity Method Investment, Net [Line Items]
Ownership Percentage				25.50%